Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Abstract]
Depreciation expense	$ 122,695	$ 213,206	$ 265,799